Annual Total Returns[BarChart] - ProShares UltraPro Short 20plus Year Treasury - None	2013	2014	2015	2016	2017	2018	2019	2020
Total	39.44%	(55.62%)	(11.02%)	(13.32%)	(25.25%)	6.75%	(35.57%)	(53.94%)